Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes Integrated [Text Block]	The management of cybersecurity is an integrated part of the Company’s overall risk management system.
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

The management of cybersecurity is an integrated part of the Company’s overall risk management system. First, the Company has adopted an Information Safety Policy to manage the cybersecurity risk. Secondly, led by our Chief Technology Officer (“CTO”), our IT department is responsible for the cybersecurity of the Company. Internally, the Company established a firewall to prevent the intrusion of our internal system. The firewall can monitor and filter the traffic and prevent unauthorized visitors or cyberattacks. Its monitoring system could show the real-time online traffic and system activities to find and alert to a cyberattack. The Company also updates its Information Safety Policy regularly, and our CTO reports to our CEO quarterly. Any material events shall be reported to the CEO immediately. The Company currently has not engaged any assessors, consultants, or other third parties in connection with its cybersecurity. The Company uses small programs instead of apps for its platform, which has fewer cybersecurity risks. The Company and its IT department, including the CTO, have established files and emergency plans to respond to cybersecurity events. The Company makes timely updates to system and application software and fixes bugs to reduce the risks. All our employees and service providers who have access to our system shall have regular cybersecurity training and tests. The Company currently stores its data with Huawei Cloud, which will secure the data safety. Their services also include cyber security and information safety to protect the data safety. Huawei Cloud also has data encryption and ID verification functions to encrypt sensitive data and avoid unauthorized visits and theft. The ID verification will ensure that only authorized users can visit the system and access certain data. The Company has established response and emergency plans for cybersecurity events, and our CTO reports to our CEO quarterly. Any material events, the CEO shall call for an emergency board meeting to report the event. Our CTO has extensive IT, internet, and cybersecurity experience. He received a bachelor’s degree in computer science from Fuzhou University in 2014 and has served as the IT manager of our subsidiary since 2015, and became our CTO in 2019. As of the date of this report, there have been no cybersecurity incidents, have materially affected the Company yet.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Any material events, the CEO shall call for an emergency board meeting to report the event. Our CTO has extensive IT, internet, and cybersecurity experience.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this report, there have been no cybersecurity incidents, have materially affected the Company yet.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false